Long-term Investments	12 Months Ended
Dec. 31, 2019
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in publicly traded companies, privately held companies, and limited partnerships. The following sets forth the changes in the Group’s long-term investments:

	Cost Method/
	Equity Securities		Available-for-Sale
	Without Readily		Securities/Equity Securities With
	Determinable Fair		Readily Determinable
	Values	Equity Method	Fair Values	Total
	(In thousands)
Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made/transferred from prepayments	31,776	22,307	—	54,083
Gain from equity method investment	—	1,030	—	1,030
Dividend received from equity method investment	—	(267)	—	(267)
Impairment on investments	(4,747)	—	—	(4,747)
Unrealized loss	—	—	(995)	(995)
Currency translation adjustment	2,997	303	—	3,300
Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337
Investments made/transferred from prepayments	134,797	97,337	—	232,134
Gain from equity method investment	—	57	—	57
Dividend received from equity method investment	—	(657)	—	(657)
Disposal of investments	—	(1,623)	—	(1,623)
Impairment on investments	(23,557)	—	—	(23,557)
Fair value change through earnings (including adjustment of subsequent price changes)	42,877	—	(2,803)	40,074
Currency translation adjustment	(3,854)	(325)	—	(4,179)
Balance at December 31, 2018	$570,619	$122,491	$1,476	$694,586
Investments made/transferred from prepayments	268,734	91,869	15,017	375,620
Loss from equity method investment	—	(13,198)	—	(13,198)
Dividend received from equity method investment	—	(932)	—	(932)
Disposal of investments	(1,724)	(165)	—	(1,889)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(81,385)	—	81,385	—
Impairment on investments	(230,859)	—	—	(230,859)
Fair value change through earnings (including adjustment of subsequent price changes)	35,838	—	171,600	207,438
Currency translation adjustment	(2,621)	(686)	—	(3,307)
Balance at December 31, 2019	$558,602	$199,379	$269,478	$1,027,459

For the years ended December 31, 2018 and 2019, the Group invested in private high-tech companies totaling $134.8 million and $268.7 million, respectively, which were accounted for under equity investments without readily determinable fair values. These investments were to further expand and strengthen the Group’s ecosystem and included a follow-on investment of $100 million in Yixia Tech Co., Ltd. (“Yixia Tech”), a developer of mobile video apps. The follow-on investment in Yixia Tech resulted in an aggregate investment in the company of $290 million prior to the $214.7 million impairment recognized in 2019 as described below. The Group also invested $97.3 million and $91.9 million in companies, which were accounted for under equity method, in 2018 and 2019, respectively. These investments mainly included a $48.0 million and a $45.0 million investment in two investing funds in 2018 and a $57.4 million investment in a company providing consumer finance services in 2019.

The Group used measurement alternative for recording equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If measurement alternative is used, changes in the carrying value of the equity investment will be recognized whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer, and impairment charges will be recorded when any impairment indicators noted and the fair value is lower than the carrying value.

The following table summarizes the total carrying value of the equity investments accounted for under the measurement alternative as of December 31, 2018 and 2019, respectively, including cumulative upward and downward adjustments made to the initial cost basis of the securities (in thousands):

Cumulative Results
Initial cost basis	$555,153
Upward adjustments	42,877
Downward adjustments (impairment only)	(23,557)
Foreign currency translation	(3,854)
Total carrying value at December 31, 2018	$570,619

Initial cost basis	$738,035
Upward adjustments	81,458
Downward adjustments (impairment only)	(254,416)
Foreign currency translation	(6,475)
Total carrying value at December 31, 2019	$558,602

The Group recorded $42.9 million and $38.6 million gains from investments (upward adjustments) and nil and $ 2.7 million loss from investment (downward adjustment) in 2018 and 2019, respectively, which were based on identified observable price changes, indicated by new issuance of identical securities of the same investee or transactions of identical securities by other existing shareholders. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements. Except for the $2.7 million loss which was realized upon disposal of certain investment in 2019, the Group did not dispose any interests of these investments and all of the gains were unrealized as of December 31, 2018 and 2019, respectively. The Group also recognized $23.6 and $230.9 million impairment charges to investments without readily determinable fair value for the years ended December 31, 2018 and 2019, respectively. It mainly included a partial impairment charge of $214.7 million to Yixia Tech in 2019 due to its unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future. The Group has engaged an independent valuation firm to help management assess the fair value of Yixia Tech as of December 31, 2019 using Level 3 of fair value measurement and concluded that the partial impairment was warranted at the yearend, resulting in a remaining carrying value of $75.3 million in Yixia Tech.

Due to the adoption of ASU 2016-01, the AFS was reclassified to investment with readily determinable fair values beginning January 1, 2018. Investments in marketable equity securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. In December 2019, one of the Group’s investees, Beijing Showworld Technology Co., Ltd. (“Showworld”), a company providing social and new media marketing services, completed its listing on Shanghai Stock Exchange through an equity reconstruction with a then-listed company. Before its IPO, the Group accounted the investment under equity securities without readily determinable fair values and then reclassified it to investment with readily determinable fair values the moment it went public. The Group has recorded an unrealized gain of $176.2 million from fair value change of Showworld for the year ended December 31, 2019. The Group has several other investments in marketable equity securities with fair value of $11.9 million as of December 31, 2019.

The following table shows the carrying amount and fair value of the marketable security:

		Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In thousands)
One marketable security	$5,274	$—	$(3,798)	$1,476
December 31, 2018	$5,274	$—	$(3,798)	$1,476
Showworld	$81,385	$176,169	$—	$257,554
Other marketable securities	20,292	513	(8,881)	11,924
December 31, 2019	$101,677	$176,682	$(8,881)	$269,478

The Group recorded impairment charges of $4.7 million, $24.1 million and $249.9 million on its long-term investments and prepayments for the years ended December 31, 2017, 2018 and 2019, respectively, as a result of the investees not performing to expectation or them becoming incapable of making repayments. The impairment charges in 2018 included an $11.9 million write-off on an online-reading business and a $9.7 million write-off on a company operating in game business, while that of 2019 included write-offs of prepayments of $19.1 million and the partial impairment charge of $214.7 million to the carrying value of Yixia Tech, as well as other impairments of $16.2 million.